Prospectus Supplement dated March 15, 2005 to:                      223519 3/05
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PUTNAM VOYAGER FUND
Prospectuses dated November 30, 2004

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown. The following table also shows the dollar range of shares of the fund owned by these professionals as of September 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.



----------------------------------------------------------------------------------------------------
                                                                                        Dollar Range
                                                                                      of Fund Shares
Portfolio Leaders     Since    Employer                Positions Over Past Five Years      Owned
----------------------------------------------------------------------------------------------------
Robert E. Ginsberg    2005     Putnam Management       Portfolio Manager.                   N/A*
                               2004 - Present

                               Delaware Investments    Portfolio Manager;
                               Prior to Aug. 2004      Senior Equity Analyst.
----------------------------------------------------------------------------------------------------
Kelly A. Morgan       2005     Putnam Management       Chief Investment Officer,            N/A*
                               1996 - Present          Large Cap Growth.  Previously,
                                                       Director, Global Equity
                                                       Research; Associate Director,
                                                       Global Equity Research and
                                                       Director, Global Growth.
----------------------------------------------------------------------------------------------------
Portfolio Member      Since    Employer                Positions Over Past Five Years   Dollar Range
                                                                                      of Fund Shares
                                                                                           Owned
----------------------------------------------------------------------------------------------------
Saba S. Malak         2005     Putnam Management       Portfolio Manager and Analyst.       N/A*
                               1997 - Present
----------------------------------------------------------------------------------------------------

* Became a portfolio leader or portfolio member of the fund after September 30, 2004.



PUTNAM INVESTMENTS

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